Revenue	6 Months Ended
Apr. 30, 2026
Revenue [Abstract]
Revenue
14.	Revenue

The following table sets forth the breakdown of our revenues by geography for the periods indicated.

	For The Six Months Ended April 30, 2026	For The Six Months Ended April 30, 2025
Country/Region	Sales Amount	Sales Amount
Mainland China	$11,148,475	$11,513,301
Asia (excluding mainland China)	195,971	317,784
North America	2,118,263	59,069
Europe	520,380	427,115
Oceania	-	39,715
South America	33,868	11,634
Africa	-	35,616
Total	$14,016,957	$12,404,234